Commitments and Contingencies - Aggregate Minimum Future Payments Required on Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 33,335
2018	32,677
2019	32,105
2020	30,241
2021	27,299
Thereafter	36,036
Total	$ 191,693